Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 64.8%
U.S. Treasury Bill, 4.25%, 4/17/2025
(a)(b)
(Cost $2,495,306) ........................................................... $ 2,500,000 $ 2,495,273
Shares
Money Market Funds – 56.6%
DWS Government Money Market Series Institutional, 4.30%
(c)
(Cost $2,183,682) ........................................................... 2,183,682 2,183,682
Total Investments – 121.4%
(Cost $4,678,988) ........................................................................... $ 4,678,955
Liabilities in Excess of Other Assets – (21.4)% ...................................................... (823,935)
Net Assets – 100.0% .......................................................................... $ 3,855,020
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion thereof, in the amount of $1,996,220 has been pledged as collateral for reverse repurchase agreements as of
March 31, 2025.
(c) Rate shown reflects the 7-day yield as of March 31, 2025.
At March 31, 2025, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
StoneX 6.00% 3/28/2025 4/1/2025 $ 1,955,100 $ 1,955,100
$ 1,955,100 $ 1,955,100
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ............................................................................... 64.8%
Money Market Funds ............................................................................. 56.6%
Total Investments ................................................................................ 121.4%
Liabilities in Excess of Other Assets .................................................................. (21.4)%
Net Assets ..................................................................................... 100.0%